Stock-Based Compensation	9 Months Ended
Dec. 31, 2020
Compensation Related Costs [Abstract]
Stock-Based Compensation

8. Stock-Based Compensation

Stock Option Plan

On August 8, 2018, the Board and stockholders holding a majority of our voting power approved the RocketFuel Blockchain, Inc., 2018 Stock Incentive Plan (the “2018 Plan”), which plan enables us to make awards that qualify as performance-based compensation. Under the terms of the 2018 Plan, the options will (i) be incentive stock options, (ii) have an exercise price equal to the fair market value per share of our common stock on the date of grant as determined by an independent valuation by a qualified appraiser, (iii) have a term of 10 years, (iv) vest and become exercisable pursuant to the terms set forth in the grantees stock option agreement, (v) be subject to the exercise, forfeiture and termination provisions set forth in the 2018 Plan and (vi) otherwise be evidenced by and subject to the terms of our standard form of stock option agreement. We have reserved 2,000,000 shares of our common stock for issuance in connection with awards under the plan. On September 15, 2020, our board of directors amended the 2018 Plan to increase the number of shares available for grant from 2,000,000 shares to 4,000,000 shares. The board also directed that the amendment be submitted to our stockholders for approval.

Stock-Based Compensation

On August 8, 2018, pursuant to the 2018 Plan, our Board of Directors approved the grant of options to purchase 500,000 shares of our common stock to Mr. Bennett J. Yankowitz, our chief financial officer and a director, pursuant to an exemption under Section 4(a)(2) of the Securities Act. Pursuant to the terms of the option agreement, these options are exercisable immediately on the date of grant at an exercise price of $3.00 per share and are exercisable for a term of 10 years from the date of grant. In determining the fair value of the stock option, we used the Black-Scholes pricing model having the following assumptions: i) stock option exercise price of $3.00; ii) fair market value of our common stock of $4.00, which was based on available valuation factors made available to us at that time of the date of grant; iii) expected term of option of 7 years; iv) expected volatility of our common stock of approximately 40%; v) expected dividend rate of 0.0%; and vi) risk-free interest rate of approximately 2.80%. As a result, we recorded stock-based compensation of $1,100,350 on the date of grant.

We also granted service-based options pursuant to the 2018 Plan to (i) Mr. Peter M. Jensen, our chief executive officer, in the amount of 2,393,842 shares of our common stock on September 15, 2020; and (ii) Mr. Rohan Hall, our chief technical officer, in the amount of 500,000 shares of our common stock on September 14, 2020. These service-based options vest monthly over 48 months beginning on the first grant date monthly anniversary. Additionally, we granted performance-based options to Mr. Hall in the aggregated amount of 600,000 shares of our common stock. No milestones have been met pursuant to the terms of the performance-based options; accordingly, no options have vested.

In determining the fair value of the service-based options granted pursuant to the 2018 Plan, we utilized the Black-Scholes pricing model utilizing the following assumptions:

Service-Based Options
Option exercise price per share	$1.08
Grant date fair market value per share	$1.08
Expected term of option in years	6.25
Expected volatility	85.0%
Expected dividend rate	0.00%
Risk free interest rate	0.54%

	Options Outstanding	Weighted-Average Exercise Price per Share		Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value (in thousands)
Options outstanding as of April 1, 2020	-	$
Granted	2,893,842
Exercised	-
Cancelled or forfeited	-
Options outstanding as of December 31, 2020	2,893,842		$1.08	9.75	$2,662,335
Options exercisable as of December 31, 2020	212,118		$1.08	9.75	$195,149
Options vested or expected to vest as of March 31, 2020	212,118		$1.08	9.75	$195,149

ROCKETFUEL BLOCKCHAIN, INC.

NOTES TO CONDENSED FINANCIAL STATEMENTS

DECEMBER 31, 2020

(UNAUDITED)

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the closing price of the common stock on December 31, 2020 of $2.00 and the exercise price of each in-the-money option) that would have been received by the option holders had all option holders exercised their options on December 31, 2020. There were no stock options exercised under the 2018 Plan during the nine months ended December 31, 2020. As of December 31, 2020, there were 6,158 shares remaining to be granted under the 2018 Plan.

For the three and nine months ended December 31, 2020, we recorded $164,217 and $164,217, respectively, of compensation expense in connection with the grant of these options. As of December 31, 2020, unamortized stock-based compensation expense was $2,463,217. As of December 31, 2020, there were an aggregate of 3,993,842 options, inclusive of service- and performance-based options, outstanding under the 2018 Plan.